Note 7 - Securities Sold Under Agreements to Repurchase - Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Repurchase agreements		$ 1,143	$ 1,231
Commercial Customers [Member]
Gross Amounts of Recognized Liabilities	[1]	1,143	1,231
Gross Amounts Offset in the Balance Sheets	[1]	0	0
Repurchase agreements	[1]	1,143	1,231
Gross Amounts Not Offset in the Balance Sheets, Financial Instruments	[1]	1,143	1,231
Gross Amounts Not Offset in the Balance Sheets, Cash Collateral Pledged	[1]	0	0
Net Amount	[1]	$ 0	$ 0

[1]	As of December 31, 2024 and 2023, the fair value of securities pledged in connection with repurchase agreements was $1,154,000 and $1,364,000, respectively.